Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,324,013,000.00
Previously Paid Amount	0.00
Total Fee Amount	202,706.39
Total Offset Amount	0.00
Net Fee	$ 202,706.39